Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668
NYSE® Pickens Oil Response™ ETF
(the “Fund”)

July 26, 2019

Supplement to the
Prospectus dated April 30, 2019

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE, NAME, TICKER SYMBOL, FEES, AND INVESTMENT POLICIES EFFECTIVE JULY 26, 2019, AS DESCRIBED BELOW.

Changes to the Fund’s Name, Ticker Symbol, and Investment Objective
Effective August 14, 2019, the Fund’s name, ticker symbol, and investment objective will change as follows:

	Current	New (effective August 14, 2019)
Fund Name	NYSE® Pickens Oil Response™ ETF	Pickens Morningstar® Renewable Energy Response™ ETF
Ticker Symbol	BOON	RENW
Investment Objective	The Fund seeks to track the performance, before fees and expenses, of the NYSE Pickens Oil Response Index.	The Fund seeks to track the performance, before fees and expenses, of the Morningstar® North America Renewable EnergySM Index (the “Index”).
Change to the Fund’s Principal Investment Strategy
In conjunction with the change to the Fund’s investment objective, effective August 14, 2019, the summary section entitled “Principal Investment Strategy” beginning on page 2 of the Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
As described in more detail below, the Index employs a “renewable energy response” strategy that seeks to identify companies that are leaders in the transition to a low-carbon economy and that reflects a broader universe of industries than traditional “renewable energy” indexes. The Index is owned, administered, and calculated by Morningstar, Inc. (“Morningstar”) and was co-developed by Morningstar with TriLine Index Solutions, LLC, the Fund’s investment adviser (the “Adviser”), which is indirectly controlled by T. Boone Pickens. The Index’s methodology incorporates research from Sustainalytics, a global leader in ESG research, ratings and analytics, on renewable energy and green transportation products and services.
Morningstar® North America Renewable EnergySM Index
The Index is a rules-based, modified equal-weighted, liquidity-adjusted index of U.S. and Canadian-listed common stocks of companies in North America that are leaders in the transition to a low-carbon economy. Index constituents either derive significant revenue directly from renewable energy or green transportation products or services, or they meet a significant portion of their energy needs from renewable energy sources, such as the sun, wind, and water.
The Index is a subset of the Morningstar Developed Americas Index (the “Index Universe”), a broad market index representing 97% of North America equity market capitalization, including large-, mid-, and small-capitalization companies.
The Index is comprised of two sleeves, the weights of which are assigned at the time of each semi-annual reconstitution and rebalance of the Index. The first sleeve constitutes 75% of the total Index weight and includes companies from the Index Universe that derive at least 5% of their revenues from renewable energy or at least 10% of their revenues from green transportation. The second sleeve constitutes 25% of the total Index weight and includes companies from the Index Universe that meet at least (i) 25% of their primary energy requirement from renewable energy if the company has a carbon risk rating from its own operations of 10 or higher (out of 50+) or (ii) 50% of their primary energy requirement from renewable energy if the company has a carbon risk rating from its own operations of less than 10 (out of 50+). Carbon risk ratings and renewable energy use are determined by Sustainalytics.
The Index is reconstituted and rebalanced semi-annually and implemented after the close of business on the third Friday of June and December and is effective the following Monday (or the next business day if that Monday is a holiday). At the time of each reconstitution and rebalance of the Index, the weight of each sleeve is reset to 75% or 25% as described above, and the 25% sleeve is limited to a maximum sector weight of 20% with excess weight reallocated equally across companies in other sectors. As of June 24, 2019, the Index was comprised of 82 companies.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of June 24, 2019, the Index was concentrated (i.e., more than 25% of the Fund’s assets were invested) in the utilities sector and had significant exposure to companies in the industrials and technology sectors.
In addition, the section entitled “Additional Information about the Fund—Additional Information About the Index” on page 6 of the Prospectus will be replaced with the following:
Additional Information about the Index. The Index is a subset of the Morningstar Developed Americas Index and is comprised of two sleeves.
Sleeve 1
The first sleeve constitutes 75% of the total Index weight and includes companies from the Index Universe that derive at least 5% of their revenues from renewable energy or at least 10% of their revenues from green transportation. Renewable energy includes renewable energy generation, such as companies that own renewable energy generation facilities and renewable-energy-supporting products and services, such as companies that manufacture or develop tailor-made products that contribute to the building or development of renewable energy generation facilities. Green transportation includes (a) the manufacturing or provision of technologies or equipment that support the manufacturing of purely electrically powered cars, buses, trucks, trams, and plug-in electric hybrids; (b) the operation of public/cargo transportation systems, focused on rail, trams, light rail, or metros/subways; and (c) the building of tracks for rail, trams, light rail, charging stations/infrastructure for electric vehicles, plug-in hybrid vehicles, and related activities.
Sleeve 2
The second sleeve constitutes 25% of the total Index weight and includes companies from the Index Universe that meet at least (i) 25% of their primary energy requirement from renewable energy if the company has a carbon risk rating from its own operations of 10 or higher (out of 50+) or (ii) 50% of their primary energy requirement from renewable energy if the company has a carbon risk rating from its own operations of less than 10 (out of 50+).
Sustainalytics has developed a carbon-risk rating for companies that provides deeper insights than carbon footprinting (i.e., an estimation of the greenhouse gas emissions that are attributable to a company’s operations) alone can provide. The carbon-risk rating evaluates the degree to which a company’s economic value is at risk in the transition to a low-carbon economy. The rating is based on an assessment of a company’s overall carbon exposure and its management of that exposure. It recognizes that not all industries and not all companies are equally exposed to carbon risk. A company’s carbon risk is defined as the unmanaged carbon exposure that remains after considering the management activities being taken to mitigate it.

A score of zero indicates that a company’s carbon risk is negligible. Companies with scores of less than 10 are considered to have low levels of carbon risk. At the other end of the scale, companies with scores from 30 to 49.99 have high carbon risk, and those at 50 or above carry severe carbon risk. Companies with high and severe carbon risk are those for whom transition to a low-carbon economy poses a more serious financial threat that may lead to significant underperformance relative to its industry or the overall market.
Changes to the Fund’s Fees and Expenses
Also effective August 14, 2019, the management fee for the Fund will be reduced to an annual rate of 0.65% of the Fund’s average daily net assets. In conjunction with such change, the following information will replace the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 2 of the Prospectus:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
1  Restated to reflect the Fund’s contractual management fee effective August 14, 2019.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Changes to the Fund’s Principal Investment Risks
Also effective August 14, 2019, the following changes will apply to the section entitled “Principal Investment Risks” on pages 3–4 of the Prospectus:

•	The “Commodity Price Risk” and “New Fund Risk” disclosures are deleted.

•	The following paragraphs are added:

•
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

•
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

◦
Canada-Specific Risk. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

•	The “Mid-Cap Companies Risk” is replaced with the following:

•	Market Capitalization Risk

◦
Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦
Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

◦
Small-Capitalization Investing. The securities of small-capitalization companies are subject to the same risks as mid-capitalization companies, though to a greater extent. Small-capitalization companies may have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large- and mid-capitalization companies.

•	The “Energy Sector Risk” and “Materials Sector Risk” sub-paragraphs under “Sector Risk” are deleted, and the “Sector Risk” paragraph is supplemented to include the following:

◦
Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund's investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

◦
Utilities Sector Risk. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, governmental regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility stocks may tend to have an inverse relationship to the movement of interest rates. In addition, natural disasters, terrorist attacks, government intervention,or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

The following changes will apply to the section entitled “Additional Information about the Fund—Additional Information About the Fund’s Principal Risks” on pages 6–8 of the Prospectus:

•	The “Commodity Price Risk,” and “New Fund Risk” disclosures are deleted.

•	The following paragraphs are added:

•
Foreign Securities Risk.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

•
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

◦
Canada-Specific Risk. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

•	The “Mid-Cap Companies Risk” is replaced with the following:
•Market Capitalization Risk

◦
Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦
Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

◦
Small-Capitalization Investing. The securities of small-capitalization companies are subject to the same risks as mid-capitalization companies, though to a greater extent. Small-capitalization companies may have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large- and mid-capitalization companies.

•	The “Energy Sector Risk” and “Materials Sector Risk” sub-paragraphs under “Sector Risk” are deleted, and the “Sector Risk” paragraph is supplemented to include the following:

◦
Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund's investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

◦
Utilities Sector Risk. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, governmental regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. When costs are rising, a utility’s earnings and dividends may be adversely affected by a lag between increased financing costs due to political and regulatory factors and changes in rates charged by the utility. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years, while others may be restricted in diversifying their business outside of their original geographic regions and their traditional lines of business, which may negatively affect profitability. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation, and the effects of regulatory changes.

Please retain this Supplement with your Prospectus for future reference.

NYSE® Pickens Oil Response™ ETF

(the “Fund”)

July 26, 2019

Supplement to the
Summary Prospectus dated April 30, 2019

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OJECTIVE, NAME, TICKER SYMBOL, FEES, AND INVESTMENT POLICIES EFFECTIVE JULY 26, 2019, AS DESCRIBED BELOW.

Changes to the Fund’s Name, Ticker Symbol, and Investment Objective
Effective August 14, 2019, the Fund’s name, ticker symbol, and investment objective will change as follows:

	Current	New (effective August 14, 2019)
Fund Name	NYSE® Pickens Oil Response™ ETF	Pickens Morningstar® Renewable Energy Response™ ETF
Ticker Symbol	BOON	RENW
Investment Objective	The Fund seeks to track the performance, before fees and expenses, of the NYSE Pickens Oil Response Index.	The Fund seeks to track the performance, before fees and expenses, of the Morningstar® North America Renewable EnergySM Index (the “Index”).
Changes to the Fund’s Principal Investment Strategy
In conjunction with the change to the Fund’s investment objective, effective August 14, 2019 the section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
As described in more detail below, the Index employs a “renewable energy response” strategy that seeks to identify companies that are leaders in the transition to a low-carbon economy and that reflects a broader universe of industries than traditional “renewable energy” indexes. The Index is owned, administered, and calculated by Morningstar, Inc. (“Morningstar”) and was co-developed by Morningstar with TriLine Index Solutions, LLC, the Fund’s investment adviser (the “Adviser”), which is indirectly controlled by T. Boone Pickens. The Index’s methodology incorporates research from Sustainalytics, a global leader in ESG research, ratings and analytics, on renewable energy and green transportation products and services.
Morningstar® North America Renewable EnergySM Index
The Index is a rules-based, modified equal-weighted, liquidity-adjusted index of U.S. and Canadian-listed common stocks of companies in North America that are leaders in the transition to a low-carbon economy. Index constituents either derive significant revenue directly from renewable energy or green transportation products or services, or they meet a significant portion of their energy needs from renewable energy sources, such as the sun, wind, and water.
The Index is a subset of the Morningstar Developed Americas Index (the “Index Universe”), a broad market index representing 97% of North America equity market capitalization, including large-, mid-, and small-capitalization companies.
The Index is comprised of two sleeves, the weights of which are assigned at the time of each semi-annual reconstitution and rebalance of the Index. The first sleeve constitutes 75% of the total Index weight and includes companies from the Index Universe that derive at least 5% of their revenues from renewable energy or at least 10% of their revenues from green transportation. The second sleeve constitutes 25% of the total Index weight and includes companies from the Index Universe that meet at least (i) 25% of their primary energy requirement from renewable energy if the company has a carbon risk rating from its own operations of 10 or higher (out of 50+) or (ii) 50% of their primary energy

1

requirement from renewable energy if the company has a carbon risk rating from its own operations of less than 10 (out of 50+). Carbon risk ratings and renewable energy use are determined by Sustainalytics.
The Index is reconstituted and rebalanced semi-annually and implemented after the close of business on the third Friday of June and December and is effective the following Monday (or the next business day if that Monday is a holiday). At the time of each reconstitution and rebalance of the Index, the weight of each sleeve is reset to 75% or 25% as described above, and the 25% sleeve is limited to a maximum sector weight of 20% with excess weight reallocated equally across companies in other sectors. As of June 24, 2019, the Index was comprised of 82 companies.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of June 24, 2019, the Index was concentrated (i.e., more than 25% of the Fund’s assets were invested) in the utilities sector and had significant exposure to companies in the industrials and technology sectors.
Changes to the Fund’s Fees and Expenses
Also effective August 14, 2019, the management fee for the Fund will be reduced to an annual rate of 0.65% of the Fund’s average daily net assets. In conjunction with such change, the following information will replace the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 2 of the Prospectus:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
1  Restated to reflect the Fund’s contractual management fee effective August 14, 2019.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

2

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Changes to the Fund’s Principal Investment Risks
Also effective August 14, 2019, the following changes will apply to the section entitled “Principal Investment Risks” on pages 3–4 of the Summary Prospectus:

•	The “Commodity Price Risk” and “New Fund Risk” disclosures are deleted.
•The following paragraphs are added:

•
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

•
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

◦
Canada-Specific Risk. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

•	The “Mid-Cap Companies Risk” is replaced with the following:

•	Market Capitalization Risk

◦
Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦
Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

◦
Small-Capitalization Investing. The securities of small-capitalization companies are subject to the same risks as mid-capitalization companies, though to a greater extent. Small-capitalization companies may have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large- and mid-capitalization companies.

•	The “Energy Sector Risk” and “Materials Sector Risk” sub-paragraphs under “Sector Risk” are deleted, and the “Sector Risk” paragraph is supplemented to include the following:

◦
Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund's investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

3

◦
Utilities Sector Risk. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, governmental regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility stocks may tend to have an inverse relationship to the movement of interest rates. In addition, natural disasters, terrorist attacks, government intervention,or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

Please retain this Supplement with your Summary Prospectus for future reference.

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